Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	May 26, 2022	May 14, 2019	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Stock-based compensation expense recognized			$ 39	$ 0	$ 25
December 31, 2026 [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Amount remaining to be recognized as expense			$ 169		$ 218
2019 Equity Incentive Plan [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Number of shares authorized for issuance		450,000
Vesting rate		20.00%
2019 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Exercise price of options outstanding			$ 10.86		$ 10.46
2019 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Exercise price of options outstanding			14.5		14.5
2019 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Exercise price of options outstanding			$ 10		$ 10
2022 Equity Incentive Plan [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Number of shares authorized for issuance	475,000
2022 Equity Incentive Plan [Member] | Minimum [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Vesting rate	95.00%
Minimum period to vest for 95% of the awards	1 year